Joint Venture - Additional Information (Details) $ in Thousands		9 Months Ended	12 Months Ended
	Oct. 31, 2018	Sep. 30, 2018 USD ($) ton	Dec. 31, 2017
Disclosure Of Joint Ventures [Line Items]
Ownership interest in joint venture			50.00%
Events After Reporting Period
Disclosure Of Joint Ventures [Line Items]
Ownership interest in joint venture	62.50%
Minera Exar
Disclosure Of Joint Ventures [Line Items]
Annual royalty due		$ 100
Royalty expiration description		May of every year and expiring in 2041
Annual fees due in 2018 to 2021		$ 88
Annual fees due in 2021 to 2059		131
Commitments related to contract for construction of ponds		19,747
One time payment in exchange of first 20 years of net profit interest		7,000
One time payment in exchange of next 20 years of net profit interest		$ 7,000
Minera Exar | JEMSE Arrangement
Disclosure Of Joint Ventures [Line Items]
Rights granted to acquire equity interest in joint venture, percentage		8.50%
Rights granted to acquire equity interest in joint venture, value		$ 1
Minera Exar | Grupo Minero Los Boros
Disclosure Of Joint Ventures [Line Items]
Payment for purchase option		100
Total consideration on right to exercise purchase option		12,000
Consideration payments in quarterly installments		$ 200
Minimum production for the purchase option exercise | ton		20,000
Borrowings of joint venture		$ 12,000
Royalty payment upon the exercises the purchase option		$ 300
Royalty payment description		within 10 days of the commercial plant construction start date
Net operating interest of exercises the purchase option		3.00%
Net operation interest payable description		40 years, payable in pesos, annually within the 10 business days after calendar year end
Minera Exar | Events After Reporting Period
Disclosure Of Joint Ventures [Line Items]
Ownership interest in joint venture	62.50%